Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Total debt, net of deferred finance charges	$ 713,887	$ 439,496
Less: Current portion of long-term debt, net of deferred finance charges	(24,304)	(19,795)
Long-term debt, net of deferred finance charges	$ 689,583	$ 419,701